FINANCIAL DEBT - Nature and movements of financial debt (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL DEBT
Balance at ending	$ 469,189	$ 519,943
Cash flows	(33,124)	(26,321)
Accrued interest	13,070	30,316
Exchange differences, currency translation adjustments and others	(30,700)	(72,688)
Balance at beginning	519,943	588,636
Accrued interest and related expenses
FINANCIAL DEBT
Balance at ending	80,701	88,348
Cash flows	(44,370)
Accrued interest	13,070
Exchange differences, currency translation adjustments and others	23,653
Balance at beginning	88,348
Loans for purchase of equipment's
FINANCIAL DEBT
Balance at ending	9,724	14,632
Cash flows	(4,665)
Exchange differences, currency translation adjustments and others	(243)
Balance at beginning	14,632
Loans that do not represent cash movement		15,852
DFI (Note 22)
FINANCIAL DEBT
Balance at ending	19	360
Cash flows	(5,656)
Exchange differences, currency translation adjustments and others	5,315
Balance at beginning	360
Bank and other financial entities loans - principal
FINANCIAL DEBT
Balance at ending	142,660	175,940
Cash flows	324
Exchange differences, currency translation adjustments and others	(33,604)
Balance at beginning	175,940
Loans that do not represent cash movement	10,736
Bank overdrafts
FINANCIAL DEBT
Balance at ending	7,610	23,734
Cash flows	(1,171)
Exchange differences, currency translation adjustments and others	(14,953)
Balance at beginning	23,734
Notes - principals
FINANCIAL DEBT
Balance at ending	228,475	$ 216,929
Cash flows	22,414
Exchange differences, currency translation adjustments and others	(10,868)
Balance at beginning	$ 216,929